Consolidated Statements of Changes in Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands			6 Months Ended
	Mar. 27, 2024	Jan. 26, 2024	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Dividends declared, NCI			$ 756	$ 259
Dividends paid	$ 2,700	$ 2,700